Shareholders' Equity (Deficiency) and Redeemable Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of fair value of options granted
Year ended December 31,
	2021	2020	2019
Contractual period in years	10	10	10
Volatility	35.9% – 52.7%	45.1% – 50.2%	43.1% – 45.2%
Risk free interest rate	1.3% – 1.4%	0.1% – 1.0%	2.2% – 2.8%
Dividend yield	—% – 5%	0% – 5%	0% – 5%
Exercise price	$ 0.00 – $8.270	$2.385 – $5.190	$2.485 – $3.533
Fair value of Ordinary Share	5.41 – $8.270	$1.950 – $5.190	$2.032 – $3.533

Schedule of the company’s option activity
	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)
Outstanding at December 31, 2020	30,834,504	$2.724	8.14
Granted	70,678	5.036
Exercised	2,626,573	2.661
Forfeited	2,790,712	2.874
Outstanding at December 31, 2021	25,487,897	$2.837	7.03
Exercisable at December 31, 2021	16,158,817	$2.643	6.45
	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)
Outstanding at December 31, 2019	27,377,797	$3.033	8.59
Granted	9,909,539	2.215
Exercised	693,101	2.238
Forfeited	5,759,731	3.485
Outstanding at December 31, 2020	30,834,504	2.724	8.14
Exercisable at December 31, 2020	13,828,828	2.618	5.70

Schedule of the company’s RSUs activity
	December 31, 2021	December 31, 2020
Unvested at beginning of year	893,629	1,898,810
Granted	1,393,208	257,638
Vested*	178,254	805,716
Forfeited	65,059	457,103
Unvested, at end of year	2,043,524	893,629

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*        229,156 RSUs subject to deferral arrangements (“DSUs”) under the 2019 Restricted Share and Restricted Share Units Plan, that were vested as of Dec-31, 2020, and additional 43,356 DSUs that were vested in 2021 are not included in the count of shares, as according to that plan, upon their vesting they remain as a Share Unit and not converted into shares.

Schedule of stock based compensation costs
	Year Ended December 31,
	2021	2020	2019
Cost of revenues	$290	$304	$190
Research and development	1,076	1,145	1,212
Sales and marketing	2,332	2,298	2,969
General and administrative	2,782	3,524	8,388
	$6,480	$7,271	$12,759